Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2011	2012
	(in thousands)

Land	$10,154	14,328
Building and improvements	17,737	17,740
Machinery	27,213	31,494
Research and development equipment	17,393	18,020
Software	10,047	10,540
Office furniture and equipment	7,281	7,681
Others	9,881	17,282
	99,706	117,085
Accumulated depreciation and amortization	(53,594)	(66,420)
Prepayment for purchases of land and equipment	11,038	1,944
	$57,150	52,609

Depreciation and amortization of these assets for the years ended December 31, 2010, 2011 and 2012, were $11,428 thousand, $10,615 thousand and $10,791 thousand, respectively.